EQUITY (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended
	Apr. 02, 2021	Apr. 21, 2021	Nov. 30, 2018	Jun. 30, 2021	Mar. 26, 2021	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares par value				$ 0.00001			$ 0.00001	$ 0.00001
Commitment shares for issuance				116,667	116,667	116,667
Common stock, shares authorized				945,000,000			950,000,000	950,000,000
Common stock, shares outstanding				12,662,134			12,508,011	12,508,011
Common stock, shares issued				12,624,678			12,508,011	12,508,011
Common stock, shares issuance				12,662,134			12,508,011
Common stock, shares outstandings				12,662,134			12,508,011
Preferred Stock Shares Authorized				5,000,000			5,000,000
Preferred stock, shares issued				310,000			0
Perferred stock, shares outstanding				310,000			0
Common stock conversion shars		37,456
Conversion of warrant shares	310,000	40,000
Mr. Glass [Member]
Stock issued during the period, shares			12,000,000
Stock issued during the period, aggregate price			$ 120
Capitalization [Member]
Common stock, shares authorized				950,000,000			945,000,000
Preferred Stock Shares Authorized				5,000,000
Series A Preferred Stock [Member]
Common stock, shares par value				$ 0.00001			$ 0.00001
Preferred Stock Shares Authorized				10,000			10,000
Preferred stock, shares issued				10,000			0
Perferred stock, shares outstanding				100,000			0
Series B Preferred Stock [Member]
Common stock, shares par value				$ 0.00001			$ 0.00001
Preferred Stock Shares Authorized				800			800
Preferred stock, shares issued				800			0
Perferred stock, shares outstanding				800			0
Conversion rate				10.00%
Series C Preferred Stock [Member]
Common stock, shares par value				$ 0.00001			$ 0.00001
Preferred Stock Shares Authorized				3,000,000			3,000,000
Preferred stock, shares issued				310,000			0
Perferred stock, shares outstanding				310,000			0
Series A Convertible Preferred Stock [Member]
Preferred Stock Shares Authorized				10,000
Common stock conversion shars				50
Voting description				entitles holder to vote such number of votes equal to 0.0051
Gross proceeds				$ 10,000,000
Price per share				$ 100